Cover	Dec. 05, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41039
Entity Registrant Name	RCF Acquisition Corp.
Entity Central Index Key	0001870143
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3109 W. 50th Street
Entity Address, Address Line Two	#207
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55410
City Area Code	952
Local Phone Number	456-5300
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Class Ordinary Share 0. 0001 Par Value And Onehalf Of One Redeemable Warrant [Member]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	RCFA.U
Security Exchange Name	NYSE
Class Ordinary Shares Par Value 0. 0001 Par Value [Member]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 par value
Trading Symbol	RCFA
Security Exchange Name	NYSE
Redeemable Warrants Each Warrant Exercisable For One Class Ordinary Share Each At Exercise Price Of 11. 50 Per Share [Member]
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	RCFA WS
Security Exchange Name	NYSE